John Hancock
Financial Industries Fund
Quarterly portfolio holdings 1/31/2022

Fund’s investments
As of 1-31-22 (unaudited)
	Shares	Value
Common stocks 98.7%		$748,398,900
(Cost $510,077,059)
Financials 94.9%		719,704,010
Banks 58.0%
1st Source Corp.	89,414	4,459,970
American Business Bank (A)	116,134	4,871,821
Ameris Bancorp	143,993	7,100,295
Atlantic Union Bankshares Corp.	208,043	8,471,511
Bank of America Corp.	526,972	24,314,488
Bank of Marin Bancorp	155,484	5,797,998
BayCom Corp. (A)	156,020	3,245,216
Business First Bancshares, Inc.	139,827	3,838,251
California BanCorp (A)	115,306	2,559,793
Cambridge Bancorp	72,309	6,474,548
Central Valley Community Bancorp	106,709	2,390,282
Citizens Community Bancorp, Inc.	80,785	1,166,535
Citizens Financial Group, Inc.	445,033	22,905,849
Close Brothers Group PLC	358,539	6,230,382
Coastal Financial Corp. (A)	128,548	6,224,294
Comerica, Inc.	119,849	11,119,590
East West Bancorp, Inc.	279,494	24,131,512
Evans Bancorp, Inc.	69,113	2,942,832
Farmers & Merchants Bancorp, Inc.	33,997	1,073,965
Fifth Third Bancorp	581,827	25,966,941
First Horizon Corp.	108,640	1,858,830
First Merchants Corp.	163,917	6,954,998
German American Bancorp, Inc.	40,575	1,606,770
Glacier Bancorp, Inc.	73,961	3,840,795
HBT Financial, Inc.	173,679	3,232,166
Heritage Commerce Corp.	172,227	2,145,948
Independent Bank Corp. (Massachusetts)	6,261	528,115
JPMorgan Chase & Co.	103,603	15,395,406
KeyCorp	1,009,198	25,290,502
Landmark Bancorp, Inc.	44,783	1,276,316
Level One Bancorp, Inc.	66,865	2,649,191
Limestone Bancorp, Inc. (A)	25,162	479,084
Live Oak Bancshares, Inc.	99,612	5,863,162
M&T Bank Corp.	137,904	23,358,180
Metrocity Bankshares, Inc.	63,620	1,640,760
Mid Penn Bancorp, Inc.	55,918	1,669,152
Nicolet Bankshares, Inc. (A)	87,524	8,147,609
Nordea Bank ABP	814,255	9,671,462
Pinnacle Financial Partners, Inc.	198,245	19,172,274
Popular, Inc.	122,862	10,955,605
Shore Bancshares, Inc.	44,814	884,628
Southern First Bancshares, Inc. (A)	52,180	3,057,748
Stock Yards Bancorp, Inc.	146,092	8,704,161
SVB Financial Group (A)	30,460	17,785,594
Synovus Financial Corp.	436,526	21,721,534
The First Bancshares, Inc.	78,506	2,831,711
Third Coast Bancshares, Inc. (A)	66,381	1,591,816
TriCo Bancshares	207,649	9,026,502
U.S. Bancorp	175,329	10,202,395
Univest Financial Corp.	116,997	3,525,120
2	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Webster Financial Corp.	25,100	$1,425,931
Western Alliance Bancorp	166,727	16,537,651
Zions Bancorp NA	318,976	21,632,952
Capital markets 16.9%
AllianceBernstein Holding LP	298,124	13,996,922
Ameriprise Financial, Inc.	72,660	22,111,165
Ares Management Corp., Class A	146,745	11,698,511
Brookfield Asset Management, Inc., Class A	277,116	15,269,092
KKR & Company, Inc.	145,334	10,341,967
Morgan Stanley	228,092	23,388,554
Onex Corp.	150,426	10,805,490
Raymond James Financial, Inc.	92,136	9,754,438
The Blackstone Group, Inc.	79,669	10,513,918
Consumer finance 5.6%
American Express Company	118,123	21,240,878
Capital One Financial Corp.	83,302	12,222,902
Discover Financial Services	81,421	9,424,481
Diversified financial services 0.9%
Eurazeo SE	86,661	6,885,938
Insurance 12.2%
American International Group, Inc.	361,067	20,851,619
Arthur J. Gallagher & Company	87,999	13,898,562
Chubb, Ltd.	57,503	11,344,192
Markel Corp. (A)	8,910	10,983,713
Marsh & McLennan Companies, Inc.	50,438	7,749,294
The Hartford Financial Services Group, Inc.	216,902	15,588,747
Unum Group	467,156	11,856,419
Thrifts and mortgage finance 1.3%
ESSA Bancorp, Inc.	64,509	1,138,584
OP Bancorp	163,092	2,328,954
Premier Financial Corp.	181,009	5,403,119
Timberland Bancorp, Inc.	34,428	956,410
Real estate 3.8%		28,694,890
Equity real estate investment trusts 3.0%
Prologis, Inc.	91,099	14,286,145
Rexford Industrial Realty, Inc.	119,150	8,718,206
Real estate management and development 0.8%
VGP NV	20,082	5,690,539

	Par value^	Value
Short-term investments 1.3%		$9,622,000
(Cost $9,622,000)
Repurchase agreement 1.3%		9,622,000
Repurchase Agreement with State Street Corp. dated 1-31-22 at 0.000% to be repurchased at $9,622,000 on 2-1-22, collateralized by $9,871,600 U.S. Treasury Notes, 0.875% due 1-31-24 (valued at $9,814,530)	9,622,000	9,622,000

Total investments (Cost $519,699,059) 100.0%	$758,020,900
Other assets and liabilities, net (0.0%)	(17,339)
Total net assets 100.0%	$758,003,561

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL INDUSTRIES FUND	3

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
The fund had the following country composition as a percentage of net assets on 1-31-22:
United States	89.9%
Canada	3.4%
Switzerland	1.5%
Puerto Rico	1.4%
Finland	1.3%
Other countries	2.5%
TOTAL	100.0%
4	JOHN HANCOCK FINANCIAL INDUSTRIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$439,950,141	$424,048,297	$15,901,844	—
Capital markets	127,880,057	127,880,057	—	—
Consumer finance	42,888,261	42,888,261	—	—
Diversified financial services	6,885,938	—	6,885,938	—
Insurance	92,272,546	92,272,546	—	—
Thrifts and mortgage finance	9,827,067	9,827,067	—	—
Real estate
Equity real estate investment trusts	23,004,351	23,004,351	—	—
Real estate management and development	5,690,539	—	5,690,539	—
Short-term investments	9,622,000	—	9,622,000	—
Total investments in securities	$758,020,900	$719,920,579	$38,100,321	—
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$2,179,158	$1,317,250	$(3,496,231)	$(219)	$42	$1,787	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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